RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS

23. RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers.

Trade payables and accrued liabilities:

On Aug 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of up to six consultants and the costs of all charges are based on the fees set in the Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the year ended December 31, 2021, the company incurred fees of $315,643 compared to $177,000 in 2020, and $80,000 in 2019.

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the year ended December 31, 2021, the Company incurred fees of $290,225 compared to $525,164 in 2020, and $9,000 in 2019. As at December 31, 2021, the Company was indebted to this company in the amount of $nil (December 31, 2020 - $321,741, December 31, 2019 $9,450).

On July 3, 2020, the Company entered into an executive consultant agreement (“Executive Agreement”) with Scott Larson, a director of the Company, to provide executive consulting services, as President, to the Company. The costs of all charges are based on the fees set in the Executive Agreement and are settled on a monthly basis. The Company records these charges under Professional Fees. For the year ended December 31, 2021, the Company incurred fees of $205,191 (December 31, 2020 – 227,524). As at December 31, 2021, the Company was indebted to this company in the amount of $nil (December 31, 2020 - $153,887).

As at December 31, 2021, the Company had $nil (December 31, 2020 - $475,628, December 31, 2019 $9,681) payable to related parties outstanding that were included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

23. RELATED PARTY TRANSACTIONS (CONT’D)

Key management compensation

Key management includes the Company’s directors and members of the executive management team. Compensation awarded to key management for the year ended December 31, 2021 and 2020 included:

For the years ended December 31,	2021	2020	2019
Director fees	$370,094	$-	$-
Management fees paid to a company controlled by CEO and director	290,225	737,164	186,000
Management fees paid to a company controlled by the President and director	205,691	227,524	-
Management fees paid to a company controlled by a former director	500,074	165,000	195,000
Salaries	722,068	655,799	179,429
Salaries paid to the former owner of the Company	-	86,097	149,060
Share-based payments	2,475,949	1,614,158	480,158
	$4,564,102	$3,485,742	1,189,647